Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings per share (EPS) [Abstract]
Earnings per share (EPS)

NOTE 23: EARNINGS PER SHARE (EPS)

Basic and diluted net earnings per share are computed using the weighted-average number of common shares outstanding. The computations of basic and diluted earnings per share for each of the years ended December 31, 2020, 2019 and 2018, are as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018

Profit attributable to Navios Logistics’ stockholders	11,669	30,154	8,410
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net earnings per share from continuing operations: Basic and diluted	0.58	1.51	0.42

At December 31, 2020, 2019 and 2018, the Company had no dilutive or potentially dilutive securities; accordingly there is no difference between basic and diluted net earnings per share.